Revolving term credit facilities (Tables)	12 Months Ended
Dec. 31, 2018
Revolving term credit facilities
Schedule of changes in obligations related to the Credit Facility

	2018	2017
Balance, beginning of year	$—	$—
Drawdowns	210.0	—
Repayment	—	—
Other	$210.0	$—
Less: Debt issue costs	(2.4)	—
	$207.6	$—

Schedule of changes in obligations related to Revolving Term Credit Facility

	2018	2017
Balance, beginning of year	$—	$—
Drawdowns	27.0	—
Repayment	(27.0)	—
Other	$—	$—
Less: Debt issue costs	—	—
	$—	$—